Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance
Pay Versus Performance Table
The table and related graphs below disclose the
relationship
of (i)
compensation
for the CEO and other NEOs and (ii) Compan
y
performance as defined by, and required under, Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and related SEC rules for the years ended December 31, 2022, 2021 and 2020. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with its performance, refer to the CD&A.

							Value of Initial Fixed $100 Investment Based on:

Year	Summary Compensation Table Total for First CEO (1)	Summary Compensation Table Total for Second CEO (2)	Compensation Actually Paid to First CEO (3) (4)	Compensation Actually Paid to Second CEO (3) (4)	Average Summary Compensation Table Total for non-CEO NEOs (5)	Average Compensation Actually Paid to non-CEO NEOs (3) (4)	Total Shareholder Return	Peer Group Total Shareholder Return (6)	Net Income ($ millions)	After- Tax Return on Capital (7)

2022	362,539	14,601,322	11,788,827	24,588,666	5,043,958	8,752,653	$160.52	$134.76	4,147	22.9%

2021	31,426,032	N/A	60,017,000	N/A	8,514,019	15,425,165	$167.93	$153.67	3,826	17.7%

2020	18,556,901	N/A	36,698,242	N/A	5,174,579	10,226,417	$125.90	$120.73	2,501	13.4%

(1)	Amounts reported in this column and others related to the “First CEO” are for Stephen F. Angel, who served as Chief Executive Officer of the Company until his retirement from employment in March 2022.

(2)	Amounts reported in this column and others related to the “Second CEO” are for Sanjiv Lamba, who succeeded Mr. Angel as Chief Executive Officer of the Company upon Mr. Angel’s retirement.

(3)
The dollar amounts do not reflect the actual amounts of compensation paid to the Company’s CEO and other NEOs in each applicable year, but rather represent the amount of “compensation actually paid” as defined by the SEC rules, which includes: (1) the year-end
value of equity awards granted in each applicable year, (2) the change in value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or through the end of the reported calendar year, and (3) certain pension-related costs.

The calculation of equity award values described above required that the awards be measured as of each vesting date or year-end,
as applicable, using certain assumptions. For
ROC-measured
PSUs and RSUs, the fair values are based on the closing market price of Linde’s ordinary shares on each valuation date adjusted for dividends that were not paid during the remaining vesting period, if any. For relative
TSR-measured
PSUs, the fair values are based on Monte Carlo simulations performed as of each valuation date. Footnote 8 contains a table summarizing the relevant Monte Carlo modeling inputs associated with each award/valuation date.

The Company utilizes the Black-Scholes Option-Pricing Model to determine the fair value of stock options. Management is required to make certain assumptions with respect to selected model inputs, including anticipated changes in the underlying stock price (i.e., expected volatility) and option exercise activity (i.e., expected life). Expected volatility is based on the historical volatility of the Company’s stock over the most recent period commensurate with the estimated expected life of the Company’s stock options and other factors. The expected life of options is based primarily on historical exercise experience. The expected dividend yield is based on the Company’s most recent history and expectation of dividend payouts. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of valuation for a period commensurate with the estimated expected life. Footnote 9 contains a tabl
e
summarizing the weighted-average assumptions that were used to value the stock option awards.

(4)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2022			2021		2020

	First CEO	Second CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs

Total Compensation from Summary Compensation Table	$362,539	$14,601,322	$5,043,958	$31,426,032	$8,514,019	$18,556,901	$5,174,579

Adjustments for Pension

Adjustment for Aggregate Change in Actuarial Present Value of Pension	$0	$(105,000)	$(36,250)	$(8,450,000)	$(1,454,657)	$(2,474,000)	$(809,685)

Amount added for current year service cost	$265,066	$30,313	$66,688	$260,777	$185,406	$137,454	$202,645

Total Adjustments for Pension	$265,066	$(74,687)	$30,438	$(8,189,223)	$(1,269,251)	$(2,336,546)	$(607,040)

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	$0	$(8,464,311)	$(2,336,140)	$(15,809,925)	$(3,360,955)	$(10,830,649)	$(2,314,608)

Year-end fair value of unvested awards granted in the current year	$0	$16,619,784	$4,586,956	$36,517,816	$7,763,011	$29,705,913	$6,347,963

Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(776,885)	$(200,232)	$(136,527)	$15,967,679	$3,902,105	$8,649,910	$2,352,589

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$11,938,106	$2,106,791	$1,563,968	$104,622	$(123,764)	$(7,047,288)	$(727,066)

Total Adjustments for Equity Awards	$11,161,222	$10,062,032	$3,678,257	$36,780,192	$8,180,397	$20,477,887	$5,658,878

Compensation Actually Paid (as calculated)	$11,788,827	$24,588,666	$8,752,653	$60,017,000	$15,425,165	$36,698,242	$10,226,417

(5)
Amounts reported in this column and others related to the
non-CEO
NEOs are for: Matthew J. White, John M. Panikar, Sean F. Durbin, and Guillermo Bichara in 2022; Sanjiv Lamba, Matthew J. White, John M. Panikar, and Sean F. Durbin in 2021; and Sanjiv Lamba, Matthew J. White, Eduardo Menezes, and Andreas Opfermann in 2020.

(6)
Figures reported in this column are for peers in the Standard & Poor’s S5 Materials Index (“S5MATR”) which covers 29 companies, including Linde, consistent with the peer group used by the Company for purposes of Item 201(e) of Regulation
S-K.

(7)
Adjusted
after-tax
return on capital is a
non-GAAP
measure. For definition and reconciliation, please see Appendix to the Investor Teleconference Presentations Fourth Quarter 2022, 2021, and 2020. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance under the Company’s compensation programs, the Company has determined that adjusted after-tax
return on capital is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to Company performance.

(8)	Below is a table summarizing the relevant Monte Carlo modeling inputs associated with each award/valuation date for purposes of calculating the Compensation Actually Paid to the CEO and other NEOs.

Grant date	5/1/2019		3/9/2020		3/8/2021		3/7/2022

Valuation date	12/31/2019	12/31/2020	12/31/2020	12/31/2021	12/31/2021	12/31/2022	12/31/2022

Remaining perf. period (yrs.)	2	1	2	1	2	1	2

Valuation date price	$ 212.90	$ 263.51	$ 263.51	$ 346.43	$ 346.43	$ 326.18	$ 326.18

Company volatility	22.03%	38.96%	30.71%	18.99%	30.62%	29.53%	24.81%

Peer group median volatility	24.48%	45.98%	36.47%	24.80%	36.12%	33.13%	29.43%

Risk-free interest rate	1.57%	0.10%	0.13%	0.39%	0.73%	4.67%	4.36%

Dividend yield	1.64%	1.46%	1.46%	1.22%	1.22%	1.43%	1.43%

Avg. correlation coefficient	0.4162	0.6147	0.5789	0.3525	0.5574	0.4940	0.4517

Company TSR during gap	39.00%	75.00%	28.55%	71.46%	38.51%	32.42%	-1.44%

Peer med. TSR during gap	24.08%	28.27%	10.39%	30.87%	22.18%	4.16%	-14.18%

(9)	Below is a table summarizing the weighted-average assumptions that were used to value the stock option awards for purposes of calculating the Compensation Actually Paid to the CEO and other NEOs.

Grant Date	2/28/2017		2/27/2018			3/20/2019
Valuation date	12/31/2019	2/28/2020	12/31/2019	12/31/2020	2/27/2021	12/31/2019	3/20/2020	12/31/2020	3/20/2021	12/31/2021	3/20/2022

Dividend yield	1.64%	2.02%	1.64%	1.46%	1.74%	1.64%	2.31%	1.46%	1.58%	1.22%	1.51%

Volatility	13.97%	14.63%	13.97%	20.73%	23.67%	15.50%	18.50%	18.53%	19.41%	22.38%	25.77%

Risk-free rate	1.66%	0.87%	1.66%	0.17%	0.13%	1.69%	0.51%	0.26%	0.63%	0.97%	2.14%

Expected term	4	3	4	3	2	5	5	4	4	3	2

Grant Date	3/9/2020					3/8/2021			3/7/2022
Valuation date	12/31/2020	3/9/2021	12/31/2021	3/9/2022	12/31/2022	12/31/2021	3/8/2022	12/31/2022	12/31/2022

Dividend yield	1.46%	1.62%	1.22%	1.60%	1.43%	1.22%	1.72%	1.43%	1.43%

Volatility	17.92%	17.94%	20.94%	21.86%	26.60%	19.17%	20.55%	24.00%	24.00%

Risk-free rate	0.36%	0.83%	1.15%	1.88%	4.16%	1.27%	1.79%	4.06%	4.06%

Expected term	5	5	4	4	3	5	5	4	4

Company Selected Measure Name			Adjusted after-tax return on capital
Named Executive Officers, Footnote [Text Block]	Amounts reported in this column and others related to the
non-CEO
			NEOs are for: Matthew J. White, John M. Panikar, Sean F. Durbin, and Guillermo Bichara in 2022; Sanjiv Lamba, Matthew J. White, John M. Panikar, and Sean F. Durbin in 2021; and Sanjiv Lamba, Matthew J. White, Eduardo Menezes, and Andreas Opfermann in 2020.
Peer Group Issuers, Footnote [Text Block]	Figures reported in this column are for peers in the Standard & Poor’s S5 Materials Index (“S5MATR”) which covers 29 companies, including Linde, consistent with the peer group used by the Company for purposes of Item 201(e) of Regulation
S-K.

Adjustment To PEO Compensation, Footnote [Text Block]
(4)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2022			2021		2020

	First CEO	Second CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs

Total Compensation from Summary Compensation Table	$362,539	$14,601,322	$5,043,958	$31,426,032	$8,514,019	$18,556,901	$5,174,579

Adjustments for Pension

Adjustment for Aggregate Change in Actuarial Present Value of Pension	$0	$(105,000)	$(36,250)	$(8,450,000)	$(1,454,657)	$(2,474,000)	$(809,685)

Amount added for current year service cost	$265,066	$30,313	$66,688	$260,777	$185,406	$137,454	$202,645

Total Adjustments for Pension	$265,066	$(74,687)	$30,438	$(8,189,223)	$(1,269,251)	$(2,336,546)	$(607,040)

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	$0	$(8,464,311)	$(2,336,140)	$(15,809,925)	$(3,360,955)	$(10,830,649)	$(2,314,608)

Year-end fair value of unvested awards granted in the current year	$0	$16,619,784	$4,586,956	$36,517,816	$7,763,011	$29,705,913	$6,347,963

Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(776,885)	$(200,232)	$(136,527)	$15,967,679	$3,902,105	$8,649,910	$2,352,589

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$11,938,106	$2,106,791	$1,563,968	$104,622	$(123,764)	$(7,047,288)	$(727,066)

Total Adjustments for Equity Awards	$11,161,222	$10,062,032	$3,678,257	$36,780,192	$8,180,397	$20,477,887	$5,658,878

Compensation Actually Paid (as calculated)	$11,788,827	$24,588,666	$8,752,653	$60,017,000	$15,425,165	$36,698,242	$10,226,417

Non-PEO NEO Average Total Compensation Amount			$ 5,043,958	$ 8,514,019	$ 5,174,579
Non-PEO NEO Average Compensation Actually Paid Amount			$ 8,752,653	15,425,165	10,226,417
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2022			2021		2020

	First CEO	Second CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs

Total Compensation from Summary Compensation Table	$362,539	$14,601,322	$5,043,958	$31,426,032	$8,514,019	$18,556,901	$5,174,579

Adjustments for Pension

Adjustment for Aggregate Change in Actuarial Present Value of Pension	$0	$(105,000)	$(36,250)	$(8,450,000)	$(1,454,657)	$(2,474,000)	$(809,685)

Amount added for current year service cost	$265,066	$30,313	$66,688	$260,777	$185,406	$137,454	$202,645

Total Adjustments for Pension	$265,066	$(74,687)	$30,438	$(8,189,223)	$(1,269,251)	$(2,336,546)	$(607,040)

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	$0	$(8,464,311)	$(2,336,140)	$(15,809,925)	$(3,360,955)	$(10,830,649)	$(2,314,608)

Year-end fair value of unvested awards granted in the current year	$0	$16,619,784	$4,586,956	$36,517,816	$7,763,011	$29,705,913	$6,347,963

Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(776,885)	$(200,232)	$(136,527)	$15,967,679	$3,902,105	$8,649,910	$2,352,589

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$11,938,106	$2,106,791	$1,563,968	$104,622	$(123,764)	$(7,047,288)	$(727,066)

Total Adjustments for Equity Awards	$11,161,222	$10,062,032	$3,678,257	$36,780,192	$8,180,397	$20,477,887	$5,658,878

Compensation Actually Paid (as calculated)	$11,788,827	$24,588,666	$8,752,653	$60,017,000	$15,425,165	$36,698,242	$10,226,417

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship of Compensation Actually Paid
and
TSR (Linde and Peer Group), by Year
The graph below compares the Compensation Actually Paid to the
CEO
and other NEOs, respective
ly
, to the cumulative returns of Linde’s ordinary shares and the ordinary shares of Linde’s peers, respectively. Consistent with the disclosure rules, the total shareholder return (“TSR”) figures are based on an initial investment of $100 on December 31, 2019 and the reinvestment of all dividends. The compensation actually paid to the CEO and other NEOs is aligned with the Company’s cumulative TSR over the period presented because a significant portion of the compensation actually paid to the CEO and other NEOs is comprised of equity awards.

* For 2022, total amounts of Compensation Actually Paid to both Mr. Angel and Mr. Lamba are included as both served as CEO for a portion of the year.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship of Compensation Actually Paid and Linde Net Income, by Year
The graph below compares the Compensation Actually
Paid
to the CEO and other NEOs, respectively, to Linde’s Net Income in each year of the disclosure period. The reported Net Income amounts are GAAP amounts from Linde’s Consolidated Statements of Income. The compensation actually paid to the CEO and other NEOs is aligned with the Company’s Net Income over the perio
d
presented because the Company’s Net Income comprises 55% of the financial performance goal under the Company’s annual variable compensation program.

*For 2022, total amounts of Compensation Actually paid to both Mr. Angel and Mr. Lamba are included as both served as CEO for a portion of the year.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship of Compensation Actually Paid and
Linde
After-Tax
Return on Capital, by Year
The graph below compares the Compensation Actually Paid to the CEO and other
NEO
s, respectively, to Linde’s adjusted
after-tax
Return on Capital in each year of the disclosure period. Adjusted after-tax
return on capital is a
non-GAAP
measure. For definition and reconciliation, please see Appendix to the Investor Teleconference Presentations Fourth Quarter 2022, 2021, and 2020. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance under the Company’s compensation programs, the Company has determined that adjusted after-tax
return on capital is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes adjusted after-tax
return on capital when setting goals for the
ROC-measured
PSUs that are awarded to the NEOs.

*For 2022, total amounts of Compensation Actually Paid to both Mr. Angel and Mr. Lamba are included as both served as CEO for a portion of the year.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship of Compensation Actually Paid
and
TSR (Linde and Peer Group), by Year
The graph below compares the Compensation Actually Paid to the
CEO
and other NEOs, respective
ly
, to the cumulative returns of Linde’s ordinary shares and the ordinary shares of Linde’s peers, respectively. Consistent with the disclosure rules, the total shareholder return (“TSR”) figures are based on an initial investment of $100 on December 31, 2019 and the reinvestment of all dividends. The compensation actually paid to the CEO and other NEOs is aligned with the Company’s cumulative TSR over the period presented because a significant portion of the compensation actually paid to the CEO and other NEOs is comprised of equity awards.

* For 2022, total amounts of Compensation Actually Paid to both Mr. Angel and Mr. Lamba are included as both served as CEO for a portion of the year.

Tabular List [Table Text Block]
Most Important Performance Measures Used to Link Executive Compensatio
n
an
d
Company Performance
As described in gre
at
er detail in the CD&A, the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that the Company uses for both short- and long-term incentive awards are selected with the objective of incentivizing the NEOs to increase the value of the enterprise to the Company’s shareholders. The following table lists the seven most important company performance measures used by Linde to determine the compensation of the CEO and other NEOs in 2022.

After-Tax Return on Capital

Net Income

Relative TSR

Sales

Operating Cash Flow

Greenhouse Gas Emissions

ESG Values (Safety, Health & Environment; Sustainability; Compliance & Integrity; and Human Capital)

Total Shareholder Return Amount			$ 160.52	167.93	125.9
Peer Group Total Shareholder Return Amount			134.76	153.67	120.73
Net Income (Loss)			$ 4,147,000,000	$ 3,826,000,000	$ 2,501,000,000
Company Selected Measure Amount			0.229	0.177	0.134
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			After-Tax Return on Capital
Non-GAAP Measure Description [Text Block]	Adjusted
after-tax
return on capital is a
non-GAAP
measure. For definition and reconciliation, please see Appendix to the Investor Teleconference Presentations Fourth Quarter 2022, 2021, and 2020. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance under the Company’s compensation programs, the Company has determined that adjusted after-tax
			return on capital is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to Company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Sales
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Operating Cash Flow
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name			Greenhouse Gas Emissions
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name			ESG Values (Safety, Health & Environment; Sustainability; Compliance & Integrity; and Human Capital)
Stephen F. Angel [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 362,539	$ 31,426,032	$ 18,556,901
PEO Actually Paid Compensation Amount			11,788,827	60,017,000	36,698,242
PEO Name	Stephen F. Angel
Sanjiv Lamba [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			14,601,322
PEO Actually Paid Compensation Amount			24,588,666
PEO Name		Sanjiv Lamba
PEO [Member] | Stephen F. Angel [Member] | Adjustment for Aggregate Change in Actuarial Present Value of Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(8,450,000)	(2,474,000)
PEO [Member] | Stephen F. Angel [Member] | Amount added for current year service cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			265,066	260,777	137,454
PEO [Member] | Stephen F. Angel [Member] | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			265,066	(8,189,223)	(2,336,546)
PEO [Member] | Stephen F. Angel [Member] | Adjustment for grant date values in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(15,809,925)	(10,830,649)
PEO [Member] | Stephen F. Angel [Member] | Year end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	36,517,816	29,705,913
PEO [Member] | Stephen F. Angel [Member] | Year over year difference of yearend fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(776,885)	15,967,679	8,649,910
PEO [Member] | Stephen F. Angel [Member] | Difference in fair values between prior yearend fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			11,938,106	104,622	(7,047,288)
PEO [Member] | Stephen F. Angel [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			11,161,222	36,780,192	20,477,887
PEO [Member] | Sanjiv Lamba [Member] | Adjustment for Aggregate Change in Actuarial Present Value of Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(105,000)
PEO [Member] | Sanjiv Lamba [Member] | Amount added for current year service cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			30,313
PEO [Member] | Sanjiv Lamba [Member] | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(74,687)
PEO [Member] | Sanjiv Lamba [Member] | Adjustment for grant date values in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,464,311)
PEO [Member] | Sanjiv Lamba [Member] | Year end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			16,619,784
PEO [Member] | Sanjiv Lamba [Member] | Year over year difference of yearend fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(200,232)
PEO [Member] | Sanjiv Lamba [Member] | Difference in fair values between prior yearend fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,106,791
PEO [Member] | Sanjiv Lamba [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,062,032
Non-PEO NEO [Member] | Adjustment for Aggregate Change in Actuarial Present Value of Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(36,250)	(1,454,657)	(809,685)
Non-PEO NEO [Member] | Amount added for current year service cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			66,688	185,406	202,645
Non-PEO NEO [Member] | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			30,438	(1,269,251)	(607,040)
Non-PEO NEO [Member] | Adjustment for grant date values in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,336,140)	(3,360,955)	(2,314,608)
Non-PEO NEO [Member] | Year end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,586,956	7,763,011	6,347,963
Non-PEO NEO [Member] | Year over year difference of yearend fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(136,527)	3,902,105	2,352,589
Non-PEO NEO [Member] | Difference in fair values between prior yearend fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,563,968	(123,764)	(727,066)
Non-PEO NEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 3,678,257	$ 8,180,397	$ 5,658,878